CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 8,116	$ 4,452
Short-term bank deposits	5,237	11,108
Marketable securities	200	193
Accounts receivable (net of allowance for credit losses of $8 and $208 as of December 31, 2025 and 2024, respectively)	1,713	2,498
Other current assets	486	493
Prepaid expenses	330	175
Total current assets	16,082	18,919
NON-CURRENT ASSETS:
Accounts receivable (net of allowance for credit losses of $200 as of December 31, 2024)	0	448
Severance pay fund	1,596	2,346
Deferred income taxes	147	108
Property and equipment, net	126	156
Right-of-use assets, net	876	861
Intangible assets, net	1,376	135
Goodwill	9,963	7,729
Total assets	30,166	30,702
CURRENT LIABILITIES:
Accounts payable	546	769
Other current liabilities and accruals	1,434	1,469
Current maturities of lease liabilities	255	188
Deferred revenues	1,960	849
Total current liabilities	4,195	3,275
LONG-TERM LIABILITIES:
Deferred revenues	239	108
Lease liabilities, net of current maturities	674	637
Accrued severance pay	1,596	2,346
Deferred income taxes	413	40
Total liabilities	7,117	6,406
SHAREHOLDERS' EQUITY:
Share capital - ordinary shares of NIS 0.01 par value – Authorized: 88,000,000 shares as of December 31, 2025 and 2024;Issued: 21,660,010 shares as of December 31, 2025 and 2024; Outstanding: 20,372,828 and 20,366,326 shares as ofDecember 31, 2025 and 2024, respectively	54	54
Additional paid-in capital	28,020	27,904
Accumulated other comprehensive loss	(625)	(1,207)
Accumulated deficit	(3,470)	(1,572)
Treasury shares - 1,287,182 and 1,293,684 shares as of December 31, 2025 and 2024, respectively	(930)	(883)
Total shareholders' equity	23,049	24,296
Total liabilities and shareholders' equity	$ 30,166	$ 30,702